NET INVESTMENT IN DIRECT FINANCING LEASES - Schedule of Allowance for Uncollectible Lease Payments Receivables (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
NET INVESTMENT IN DIRECT FINANCING LEASES
Allowance for uncollectible receivables at the beginning of year	$ 121,442,109	$ 102,069,239
(Reversal of Provision)for lease payment receivables	(25,971)	(192,136)
Provision for lease payment receivables	2,284,032	9,687,138
Effect of foreign currency translation	(4,632,814)	9,877,868
Allowance for uncollectible receivables at the end of year	119,067,356	121,442,109
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	119,064,028	121,412,692
Collectively evaluated for impairment	3,328	29,417
Ending balance	119,067,356	121,442,109
Minimum lease payments receivable
Individually evaluated for impairment	119,064,028	121,412,692
Collectively evaluated for impairment	3,829,130	6,415,200
Ending balance	$ 122,893,158	$ 127,827,892